Condensed Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash	$ 1,622,799	$ 20,005
Prepaid expenses	31,354	20,829
Short-term prepaid insurance	44,688
Total current assets	1,698,841	40,834
Deferred offering costs		952,432
Marketable securities held in Trust Account	195,206,616
Total Assets	196,905,457	993,266
Current liabilities
Accrued expenses	69,879	33,366
Accrued offering costs	100,000	456,062
Total current liabilities	169,879	566,218
Deferred legal fees	1,185,000	450,000
Deferred underwriting fee payable	7,600,000
Total Liabilities	8,954,879	1,016,218
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 19,000,000 and 0 shares at redemption value of $10.27 and $0 per share at September 30, 2025 and December 31, 2024	195,206,616
Shareholders’ Deficit
Preference shares, value
Additional paid-in capital		24,329
Accumulated deficit	(7,256,740)	(47,952)
Total Shareholders’ Deficit	(7,256,038)	(22,952)
Total Liabilities and Shareholders’ Deficit	196,905,457	993,266
Common Class A [Member]
Shareholders’ Deficit
Ordinary shares, value	69
Common Class B [Member]
Shareholders’ Deficit
Ordinary shares, value	633	671
Related Party [Member]
Current liabilities
Promissory note – related party		$ 76,790